DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2025
Direct Operating Costs 1 [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the years ended December 31, 2025, 2024 and 2023.

US$ MILLIONS	2025	2024	2023
Cost of inventory	$2,629	$2,781	$2,978
Depreciation and amortization	4,024	3,644	2,739
Compensation	3,195	2,997	2,582
Fuel, transportation and distribution costs	2,211	1,823	1,553
Operations and maintenance costs	1,528	1,258	1,143
Marketing and administrative costs	1,198	1,128	883
Utilities	1,130	1,149	941
Other direct operating costs	961	896	651
Total	$16,876	$15,676	$13,470